Earnings per share (basic and diluted)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [abstract]
Earnings per share (basic and diluted)	Earnings per share (basic and diluted)
Basic earnings per share is calculated by dividing net income for the period attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per share is calculated by dividing net income attributable to owners of XP Inc by the weighted average number of shares outstanding during the year plus the weighted average number of shares that would be issued on conversion of all dilutive potential shares into shares. The shares in the share based plan are the only shares with potential dilutive effect.
The following table presents the calculation of net income applicable to the owners of the parent and basic and diluted EPS for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018

Net Income attributable to owners of the Parent	2,076,430	1,080,484	461,440
Basic weighted average number of outstanding shares (i) (iii)	552,291	511,462	493,117
Basic earnings per share - R$	3.7597	2.1125	0.9358

Effect of dilution
Shared-based plan (ii) (iii)	6,817	248	—
Diluted weighted average numer of outstanding shares (iii)	559,108	511,710	493,117
Diluted earnings per share - R$	3.7138	2.1115	0.9358

(i)	See on note 28, the number of XP Inc.’s outstanding common shares during the year.
(ii)	See on note 35, the number of shares granted and forfeited during the year regarding XP Inc.’s Share-based plan.
(iii)	Thousands of shares.